Claims Payable (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Claims Payable
Claims payable beginning balance	$ 24,628	$ 3,890	$ 3,890
Claims expense	247,552	$ 23,917
Claims paid	(233,015)		(196,053)	$ (21,137)
Adjustment, net				881
Claims payable ending balance	$ 39,165		$ 24,628	$ 3,890